Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 10,750,762	$ 12,610,383		$ 6,345,969
Accounts receivable, net	10,213,217	20,569,497		2,818,735
Prepaid expenses	943,574	1,275,134		124,004
Total current assets	21,907,553	34,455,014		9,288,708
Operating lease right-of-use assets	2,590,682	3,053,022		1,861,726
Financing lease right-of-use assets	4,064,568	4,184,427		4,349,463
Equipment, net	22,568,477	14,845,470		2,503,658
Total assets	51,131,280	56,537,933		18,003,555
Current liabilities
Accounts payable	4,122,602	7,382,361		2,170,768
Notes payable - current portion	24,143	538,731		28,214
Operating lease liabilities, current portion	1,035,211	924,265		371,263
Finance lease liabilities, current portion	180,243	194,717		182,343
Due to related party		16,778		6,250
Deferred grant income	100,000	100,000
Accrued expenses and other current liabilities	5,009,099	1,904,878		494,554
Note payable - related party				1,364,644
Total current liabilities	10,471,298	11,061,730		4,618,036
Operating lease liabilities, noncurrent	1,753,527	2,372,777		1,519,366
Finance lease liabilities, noncurrent	3,803,432	3,923,554		4,118,272
Notes payable, noncurrent	25,013	172,037		53,448
Total liabilities	16,053,270	17,530,098		10,309,122
Commitments and contingencies (Note 16)
Redeemable preferred stock
Series A-2A Redeemable preferred stock; $0.0001 par value; 3,333,333 shares designated, issued, and outstanding at December 31, 2019; liquidation preference of $9,999,999 at December 31, 2019				9,999,999
Stockholders’ equity (deficit)
Common stock value	3,522	3,522		3,522
Additional paid-in capital	52,649,882	50,986,672		29,791,662
Accumulated deficit	(17,577,455)	(11,984,420)		(32,102,193)
Total stockholders’ equity (deficit)	35,078,010	39,007,835		(2,305,566)
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)	51,131,280	56,537,933		18,003,555
Series A Preferred Stock [Member]
Stockholders’ equity (deficit)
Preferred stock value	662	662		662
Series A-1 Preferred Stock [Member]
Stockholders’ equity (deficit)
Preferred stock value	253	253		253
Series A-2 Preferred Stock [Member]
Stockholders’ equity (deficit)
Preferred stock value	404	404		404
Series A-2A Preferred Stock [Member]
Stockholders’ equity (deficit)
Preferred stock value	333	333
Series B Preferred Stock [Member]
Stockholders’ equity (deficit)
Preferred stock value	409	409		$ 124
Big Cypress Acquisition Corp [Member]
Current assets
Cash and cash equivalents	667,873	84,836
Prepaid expenses	102,742	2,258
Total current assets	770,615	87,094
Deferred offering costs		235,111
Marketable securities held in Trust Account	116,158,244
Total assets	116,928,859	322,205
Current liabilities
Accrued offering costs and expenses	322,376	156,201
Note payable - related party		150,000
Total current liabilities	322,376	306,201
Deferred underwriting fee	4,220,500
Warrant liability	5,529,312
Total liabilities	10,072,188	306,201
Commitments and contingencies (Note 16)
Redeemable preferred stock
Series A-2A Redeemable preferred stock; $0.0001 par value; 3,333,333 shares designated, issued, and outstanding at December 31, 2019; liquidation preference of $9,999,999 at December 31, 2019	116,150,000
Stockholders’ equity (deficit)
Preferred stock value
Common stock value	330	288	[1]
Additional paid-in capital		24,712
Accumulated deficit	(9,293,659)	(8,996)
Total stockholders’ equity (deficit)	(9,293,329)	16,004
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)	$ 116,928,859	$ 322,205

[1]	Includes up to 343,125 founder shares subject to forfeiture by the Sponsor and up to 31,875 representative shares held by Ladenburg and certain of its employees subject to forfeiture if over-allotment option was not exercised in full or in part by the underwriters (see Note 5 and Note 8). As a result of the underwriter’s election to fully exercise their over-allotment option on January 14, 2021, the founder shares and representative shares are no longer subject to forfeiture (see Note 8).